DESCRIPTION OF THE PLAN - Participant Accounts and Payment of Benefits (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF THE PLAN
Recordkeeping fee	$ 1,041,295
Administrative fee credit	$ 15,055
Threshold age for withdrawal	59 years 6 months